Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions

(21) Related Party Transactions

Name of party	Relationship

Hongkong Ruishang International Trade Co., Ltd. (the “Hongkong Ruishang”)	Shareholder of the Company(52.9%)
Shandong Fuhua Investment Company Limited. (“Shandong Fuhua”)	Shareholder of the Company(12.54%)
Hongkong Ruishang International Trade Co., Ltd. (the “Hongkong Ruishang”)	Subsidiary of Shandong SNTON Group Co.,Ltd.(“SNTON Group”)

Shandong SNTON Optical Materials Technology Co., Ltd.( SNTON Optical)	Subsidiary of Shandong SNTON Group Co.,Ltd.(“SNTON Group”)

Due to related parties

In April 2014, the Company obtained a loan for a total amount of RMB105,000 from Shandong SNTON Optical Materials Technology Co., Ltd. (the “Shandong SNTON”) to pay off certain short-term loans due to Bank of Communications Co., Ltd. The interest shall be calculated at the benchmark rate, plus an additional 20% of the said benchmark rate, for the loan of the same term announced by the People's Bank of China. The interest must be paid quarterly and settled in full at the end of the year. As of December 31, 2014, the principle of this loan and the interest have not been paid. In March 2015, the Company entered into a supplemental agreement with Shandong SNTON pursuant to which the parties agreed that the Company will pay off the principle of this loan plus interest upon availability of new loans from banks or other financial institutions.

As of December 31, 2015, the principle of this loan from Shandong SNTON was RMB104,707 and the interest was RMB11,800.

In May 2014, the Company borrowed RMB15,000 from Shandong SNTON Group Co., Ltd. (the “SNTON Group”) solely to purchase raw materials. The interest shall be calculated at the benchmark rate, plus an additional 20% of the said benchmark rate, for the loan of the same term announced by the People's Bank of China. The interest shall be paid quarterly and settled in full at the end of the year. The Company has agreed to repay this loan prior to December 31, 2014. As of December 31, 2014, the principle of this loan and the interest have not been paid. In March 2015, the Company entered into a supplemental agreement with SNTON Group pursuant to which that the Company agreed to pay off the principle of this loan plus interest upon availability of new loans from banks or other financial institutions.

In May 2015, SNTON Group provided the Company with a loan for the amount of RMB10,000.

As of December 31, 2015, the total principle of loans from SNTON Group was RMB25,000 and the interest payable was RMB1,572.

As of December 31, 2015, the total balance of principle of loans from related party was RMB129,707 and the interest payable was RMB13,372.

In 2015, we purchased 915 Metric Tons of final products of BOPET for a total amount of 8.03 million. The purchase price was based on market price.

During the years ended 2015, 2014 and 2013, we paid approximately RMB112 (USD$17), RMB144 and RMB164, respectively, to Fuhua Industrial Material Management Co., Ltd. as rental payments in connection with living quarters for our staff.

Obligations under sale-leaseback transaction amounting to RMB300 (US$46) were guaranteed by Weifang State-Owned Assets Operation Administration Company, Beijing Shiweitong Technology Development Co., Ltd., Fuwei Films (Holdings) Co., Ltd., and Fuwei Films (BVI) Co., Ltd., respectively. In August 2014, Shandong SNTON Group Co., Ltd. accepted the responsibility of guarantee for the Group's obligation from Beijing Shiweitong Technology Development Co., Ltd.